Income Taxes - Tax Years Open to Examination in Primary Jurisdictions (Detail)	12 Months Ended
Dec. 31, 2017
United States - due to NOL
Income Tax Contingency [Line Items]
Tax years open to examination in primary jurisdictions	2006
China
Income Tax Contingency [Line Items]
Tax years open to examination in primary jurisdictions	2007
Spain
Income Tax Contingency [Line Items]
Tax years open to examination in primary jurisdictions	2004
Canada
Income Tax Contingency [Line Items]
Tax years open to examination in primary jurisdictions	2014
Brazil
Income Tax Contingency [Line Items]
Tax years open to examination in primary jurisdictions	2012
Mexico
Income Tax Contingency [Line Items]
Tax years open to examination in primary jurisdictions	2012
Belgium
Income Tax Contingency [Line Items]
Tax years open to examination in primary jurisdictions	2015
Germany
Income Tax Contingency [Line Items]
Tax years open to examination in primary jurisdictions	2013
United Kingdom
Income Tax Contingency [Line Items]
Tax years open to examination in primary jurisdictions	2015